Earnings per common share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings per Common Share (Table)

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$139,300	$26,833	$228,142	$64,544
Preferred share dividends Series E	(2,744)	(2,744)	(5,488)	(5,488)
Preferred share dividends Series F	(4,006)	(4,006)	(8,012)	(8,012)
Undistributed and distributed income allocated to non-vested restricted common stock	(684)	(313)	(1,108)	(513)
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	131,866	19,770	213,534	50,531
Denominator
Weighted average number of shares basic and diluted	29,972,103	29,661,103	29,972,103	29,661,103
Earnings per share attributable to Tsakos Energy Navigation Limited, basic and diluted	$4.40	$0.67	$7.12	$1.70